Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

July 2, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Nationwide Mutual Funds (the “Trust”) 1933 Act File No. 333-188673 1933 Act Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined proxy statement and prospectus dated June 28, 2013 and the related statement of additional information dated June 28, 2013 that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on June 28, 2013 (Accession No. 0001193125-13-276860).

Please direct any questions or comments relating to this certification to me at (215) 564-8179.

Sincerely,

/s/ David F. Roeber
David F. Roeber, Esq.